Equity method investment - Summary combined unaudited financial information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Summary combined unaudited financial information for these equity method investees
Current assets	¥ 3,475,209		¥ 3,730,020		$ 532,600
Non-current assets	572,743		642,105		87,777
Total assets	4,047,952		4,372,125		620,377
Current liabilities	2,557,980		2,771,160		392,027
Total liabilities	2,581,954		2,783,070		395,702
Equity	1,465,998		1,589,055		224,675
Total liabilities and equity	4,047,952		4,372,125		$ 620,377
Revenue	2,451,287	$ 375,676	3,599,436	¥ 2,282,216
Net income	(221,375)	$ (33,929)	(510,387)	104,026
Equity method investees
Summary combined unaudited financial information for these equity method investees
Current assets	1,001,703		1,423,869
Non-current assets	172,623		514,215
Total assets	1,174,326		1,938,084
Current liabilities	303,489		711,188
Total liabilities	303,489		711,188
Equity	870,837		1,226,896
Total liabilities and equity	1,174,326		1,938,084
Revenue	56,545		124,610	224,377
Operating income	22,009		76,502	139,025
Net income	¥ 22,431		¥ 77,384	¥ 139,025